Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Abstract]
Allowance for uncollectibles	$ 24,757	$ 25,075
Accrued pension and postretirement medical benefits	2,698,204	2,487,668
Accrued vacation	232,516	222,233
Over-recovery of gas costs		134,939
Costs of gas held in storage	1,181,336	995,956
Deferred compensation	510,288	514,993
Interest rate swap	1,107,186	1,257,302
Other	279,981	191,919
Total gross deferred tax assets	6,034,268	5,830,085
Utility plant	14,925,657	12,707,133
Under recovery of gas costs	260,859
Accrued gas costs	374,321	179,244
Total gross deferred tax liabilities	15,560,837	12,886,377
Net deferred tax liability	$ 9,526,569	$ 7,056,292